Financial Liabilities - Summary of Financial Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Disclosure of financial liabilities [abstract]
Borrowings	$ 63,079	$ 39,768
Bank overdraft		10,687
Total Financial liabilities	$ 63,079	$ 50,455